Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Vessel cost, Balance	$ 1,105,413,815	$ 1,090,135,869
Vessel cost, Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)		169,331,460
Vessel cost, Vessels held for sale		(64,188,000)
Vessel cost, Impairment loss	(3,250,000)	(60,018,802)
Vessel cost, Disposals	(14,561,832)	(29,846,712)
Vessel cost, Balance	1,087,601,983	1,105,413,815	$ 1,090,135,869
Accumulated Depreciation, Balance	(220,665,124)	(228,073,963)
Accumulated Depreciation, Impairment loss	2,256,084	48,666,981
Accumulated Depreciation, Disposals	(3,653,193)
Accumulated Depreciation, Depreciation for the year	(37,693,733)	(41,258,142)
Accumulated Depreciation, Balance	(252,449,580)	(220,665,124)	(228,073,963)
Net Book Value, Balance	884,748,691	862,061,906
Net Book Value, Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)		169,331,460
Net Book Value, Vessels held for sale		(64,188,000)
Net Book Value, Impairment loss	(993,916)	(11,351,821)	(6,461,273)
Net Book Value, Disposals	(10,908,639)	(29,846,712)
Net Book Value, Depreciation for the year	(37,693,733)	(41,258,142)	(38,921,672)
Net Book Value, Balance	$ 835,152,403	$ 884,748,691	$ 862,061,906